Investment Property - Profit or loss in relation to investment property (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment Property
Rental income	$ 2,192	$ 1,473	$ 1,356
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	$ 692	$ 398	$ 324